CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY ¥ in Thousands, $ in Thousands	Ordinary Shares Common Class A CNY (¥) shares	Ordinary Shares Common Class B CNY (¥) shares	Treasury Shares CNY (¥)	Additional Paid-in Capital CNY (¥)	Accumulated Other Comprehensive Income (Loss) CNY (¥)	Retained Earnings (accumulated deficit) CNY (¥)	Non-controlling Interest CNY (¥)	Common Class A shares	Common Class B shares	USD ($)	CNY (¥)
Balance at Dec. 31, 2016	¥ 302	¥ 86	¥ (93,761)	¥ 995,216	¥ 58,204	¥ 453,201					¥ 1,413,248
Balance, shares at Dec. 31, 2016 | shares	48,735,228	8,895,249
Net loss						(147)					(147)
Conversion of Class B ordinary shares to Class A ordinary shares	¥ 12	¥ (12)
Conversion of Class B ordinary shares to Class A ordinary shares (shares) | shares	1,689,190	(1,689,190)
Issuance of Class A ordinary shares upon exercise of share options and vesting of non-vested shares	¥ 13			22,241							22,254
Issuance of Class A ordinary shares upon exercise of share options and vesting of non-vested shares (shares) | shares	1,915,758
Foreign currency translation adjustment, net of nil income taxes					(13,832)						(13,832)
Share-based compensation				77,415							77,415
Unrealized holding gains on available-for-sale security, net of RMB2,818 income taxes for year 2017					11,496						11,496
Reclassification adjustment for gains on available for sale securities realized in net income, net of RMB 2,818 income taxes for year 2017					(16,496)						(16,496)
Dividends						(63,087)					(63,087)
Purchase of Class A ordinary shares			(161,342)								(161,342)
Balance at Dec. 31, 2017	¥ 327	¥ 74	(255,103)	1,094,872	39,372	389,967					1,269,509
Balance, shares at Dec. 31, 2017 | shares	52,340,176	7,206,059
Net loss						(590,174)	¥ (2,025)				(592,199)
Conversion of Class B ordinary shares to Class A ordinary shares	¥ 4
Issuance of Class A ordinary shares upon exercise of share options and vesting of non-vested shares				2,947							2,951
Issuance of Class A ordinary shares upon exercise of share options and vesting of non-vested shares (shares) | shares	632,402
Foreign currency translation adjustment, net of nil income taxes					11,100						11,100
Non-controlling interest contribution							(1,050)				(1,050)
Share-based compensation				124,253							124,253
Unrealized holding gains on available-for-sale security, net of RMB2,818 income taxes for year 2017											(42,955)
Reclassification adjustment for gains on available for sale securities realized in net income, net of RMB 2,818 income taxes for year 2017											(202,066)
Dividends						(42,955)
Purchase of Class A ordinary shares			(202,066)
Balance at Dec. 31, 2018	¥ 331	¥ 74	(457,169)	1,222,072	50,472	(243,162)	(975)				571,643
Balance, shares at Dec. 31, 2018 | shares	52,972,578	7,206,059						52,972,578	7,206,059
Net loss						(1,036,086)	(2,792)			$ (149,225)	(1,038,878)
Issuance of Class A ordinary shares upon exercise of share options and vesting of non-vested shares	¥ 6			3,329							3,335
Issuance of Class A ordinary shares upon exercise of share options and vesting of non-vested shares (shares) | shares	833,956
Foreign currency translation adjustment, net of nil income taxes					914					$ 131	914
Non-controlling interest contribution							(750)				(750)
Share-based compensation				59,172							59,172
Purchase of Class A ordinary shares											(1,038,878)
Balance at Dec. 31, 2019	¥ 337	¥ 74	¥ (457,169)	¥ 1,284,573	¥ 51,386	¥ (1,279,248)	¥ (3,017)				¥ (403,064)
Balance, shares at Dec. 31, 2019 | shares	53,806,534	7,206,059						53,806,534	7,206,059